UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09917

SENTINEL VARIABLE PRODUCTS TRUST

(Exact name of registrant as specified in charter)

ONE NATIONAL LIFE DRIVE

MONTPELIER, VT 05604

(Address of principal executive offices) (Zip code)

SENTINEL ADMINISTRATIVE SERVICES, INC.

ONE NATIONAL LIFE DRIVE

MONTPELIER, VT 05604

(Name and address of agent for service)

(802) 229-3113

(Registrant's telephone number, including area code)

Date of fiscal year end: 12/31/16

Date of reporting period: 09/30/16

ITEM 1. Schedule of Investments (follows)

Sentinel Variable Products Balanced Fund

(Unaudited)

Fund Profile (Unaudited)

at September 30, 2016

Portfolio Weightings

Asset Category	Percent of Net Assets
Domestic Common Stocks	61.9%
U.S. Government Obligations	24.0%
Foreign Stocks & ADR's	1.9%
Real Estate Investment Trusts	0.3%
Cash and Other	11.9%

Top 10 Equity Holdings*

Description	Percent of Net Assets
Microsoft Corp.	1.9%
Cisco Systems, Inc.	1.9%
Visa, Inc.	1.6%
Apple, Inc.	1.6%
Signature Bank	1.5%
Canadian National Railway Co.	1.5%
EOG Resources, Inc.	1.5%
McDonald's Corp.	1.5%
Unilever NV	1.5%
The Travelers Cos., Inc.	1.5%
Total of Net Assets	16.0%

Top 10 Fixed Income Holdings*
Description	Coupon	Maturity Date	Percent of Net Assets
FNMA AT2016	3.00%	04/01/43	4.0%
FNMA AL5718	3.50%	09/01/44	3.9%
FHLMC Q29056	4.00%	10/01/44	3.5%
FHLMC G05624	4.50%	09/01/39	3.1%
FHLMC J22900	2.50%	03/01/28	2.1%
FHLMC Q29260	4.00%	10/01/44	1.8%
FNMA TBA 15 YR	2.50%	10/18/31	1.4%
FNMA AD9193	5.00%	09/01/40	1.4%
FNMA 725423	5.50%	05/01/34	1.3%
FNMA 725610	5.50%	07/01/34	1.2%
Total of Net Assets			23.7%

Average Effective Duration (for all Fixed Income Holdings) 0.6 years**

*"Top 10 Equity Holdings" and "Top 10 Fixed Income Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change.  More complete holdings follow.

**The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund's portfolio to changes in interest rates.

Schedule of Investments

at September 30, 2016 (Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
U.S. Government Obligations 24.0%
U.S. Government Agency Obligations 24.0%
Federal Home Loan Mortgage Corporation 10.5%
Mortgage-Backed Securities:
15-Year:
FHLMC J22900
2.5%, 03/01/28	300 M	$312,076
30-Year:
FHLMC G05624
4.5%, 09/01/39	431 M	475,591
FHLMC Q29260
4%, 10/01/44	256 M	274,636
FHLMC Q29056
4%, 10/01/44	489 M	524,889
		1,275,116
Total Federal Home Loan Mortgage Corporation		1,587,192

	Principal Amount (M=$1,000)	Value (Note 2)
Federal National Mortgage Association 13.5%
Mortgage-Backed Securities:
15-Year:
FNMA TBA 15 YR
2.5%, 10/18/31(a)	210 M	$217,522
30-Year:
FNMA 725423
5.5%, 05/01/34	175 M	199,506
FNMA 725610
5.5%, 07/01/34	161 M	183,226
FNMA AD9193
5%, 09/01/40	184 M	204,566
FNMA 890310
4.5%, 12/01/40	42 M	45,858
FNMA AT2016
3%, 04/01/43	589 M	613,485

	Principal Amount (M=$1,000)	Value (Note 2)
FNMA AL5718
3.5%, 09/01/44	557 M	$594,368
		1,841,009
Total Federal National Mortgage Association		2,058,531
Total U.S. Government Obligations (Cost $3,560,778)		3,645,723

	Shares	Value (Note 2)
Domestic Common Stocks 61.9%
Consumer Discretionary 8.3%
Comcast Corp.	3,000	199,020
Goodyear Tire & Rubber Co.	3,500	113,050
Home Depot, Inc.	1,000	128,680
Johnson Controls Int'l. plc	2,865	133,309
Marriott Int'l., Inc.	1,500	100,995
McDonald's Corp.	2,000	230,720
Omnicom Group, Inc.	1,000	85,000
Time Warner, Inc.	1,500	119,415

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Balanced Fund

(Unaudited)

	Shares	Value (Note 2)
TJX Cos., Inc.	2,000	$149,560
		1,259,749
Consumer Staples 5.4%
CVS Health Corp.	1,500	133,485
Estee Lauder Cos, Inc.	1,500	132,840
Kraft Heinz Co.	1,000	89,510
McCormick & Co., Inc.	1,000	99,920
PepsiCo, Inc.	1,000	108,770
Philip Morris Int'l., Inc.	1,000	97,220
Procter & Gamble Co.	1,800	161,550
		823,295
Energy 5.4%
Chevron Corp.	1,500	154,380
EOG Resources, Inc.	2,400	232,104
ExxonMobil Corp.	1,500	130,920
Noble Energy, Inc.	4,000	142,960
Schlumberger Ltd.	2,000	157,280
		817,644
Financials 11.4%
American Express Co.	2,000	128,080
Chubb Ltd.	1,000	125,650
CME Group, Inc.	1,000	104,520
Discover Financial Services	2,000	113,100
JPMorgan Chase & Co.	2,500	166,475
MetLife, Inc.	400	17,772
Morgan Stanley	5,000	160,300
PNC Financial Services Group, Inc.	1,500	135,135
S&P Global, Inc.	1,500	189,840
Signature Bank*	2,000	236,900
The Travelers Cos., Inc.	2,000	229,100
Wells Fargo & Co.	3,000	132,840
		1,739,712
Health Care 11.3%
Amgen, Inc.	1,000	166,810
Becton Dickinson & Co.	1,000	179,730
Biogen, Inc.*	500	156,515
Bristol-Myers Squibb Co.	2,500	134,800
Eli Lilly & Co.	1,500	120,390
Gilead Sciences, Inc.	800	63,296
Johnson & Johnson	1,000	118,130
Medtronic PLC(b)	2,000	172,800
Merck & Co., Inc.	3,500	218,435
Stryker Corp.	500	58,205
UnitedHealth Group, Inc.	1,000	140,000
Zoetis, Inc.	3,500	182,035
		1,711,146
Industrials 4.7%
Boeing Co.	800	105,392
Canadian National Railway Co.	3,600	235,440

	Shares	Value (Note 2)
General Dynamics Corp.	500	$77,580
Honeywell Int'l., Inc.	1,000	116,590
United Technologies Corp.	1,000	101,600
Verisk Analytics, Inc.*	1,000	81,280
		717,882
Information Technology 12.9%
Accenture PLC	1,500	183,255
Alphabet, Inc.*	200	155,458
ANSYS, Inc.*	1,000	92,610
Apple, Inc.	2,100	237,405
Check Point Software Technologies Ltd.*	1,000	77,610
Cisco Systems, Inc.	9,000	285,480
Cognizant Technology Solutions Corp.*	1,500	71,565
Microsoft Corp.	5,000	288,000
Synopsys, Inc.*	2,000	118,700
Texas Instruments, Inc.	3,000	210,540
Visa, Inc.	3,000	248,100
		1,968,723
Materials 1.5%
EI Du Pont de Nemours & Co.	1,500	100,455
Praxair, Inc.	1,000	120,830
		221,285
Telecommunication Services 1.0%
Verizon Communications, Inc.	3,000	155,940
Total Domestic Common Stocks (Cost $5,163,064)		9,415,376
Foreign Stocks & ADR's 1.9%
Netherlands 1.5%
Unilever NV ADR	5,000	230,500
Switzerland 0.4%
Roche Holding AG ADR	2,000	62,050
Total Foreign Stocks & ADR's (Cost $277,590)		292,550
Real Estate Investment Trusts 0.3%
Real Estate 0.3%
Equinix, Inc. (Cost $37,798)	100	36,025
Institutional Money Market Funds 12.2%
State Street Institutional US Government Money Market Fund
(Cost $1,861,275)	1,861,275	1,861,275
Total Investments 100.3% (Cost $10,900,505)†		15,250,949
Excess of Liabilities Over Other Assets (0.3)%		(43,892)

Net Assets 100.0%		$15,207,057

*	Non-income producing.

†	Cost for federal income tax purposes is $10,900,505. At September 30, 2016 unrealized appreciation for federal income tax purposes aggregated $4,350,444 of which $4,456,183 related to appreciated securities and $105,739 related to depreciated securities.

(a)	The actual mortgage-backed security that will be delivered is not designated until 48 hours prior to the established trade settlement date with the broker.

(b)	Return of capital paid during the fiscal period

ADR    -    American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Bond Fund

(Unaudited)

Fund Profile

at September 30, 2016

Average Effective Duration

Duration	Percent of Fixed Income Holdings
Less than 1 yr.	20.0%
1 yr. to 2.99 yrs.	39.7%
3 yrs. to 3.99 yrs.	3.4%

Duration	Percent of Fixed Income Holdings
4 yrs. to 5.99 yrs.	14.9%
6 yrs. to 7.99 yrs.	2.4%
8 yrs. and over	19.6%

Average Effective Duration (for all Fixed Income Holdings) 5.1 years*

Top 10 Holdings**

Description	Coupon	Maturity Date	Percent of Net Assets
U.S. Treasury	0.75%	04/30/18	18.4%
FNMA AR9195	3.00%	03/01/43	5.5%
FHR 3859 JB	5.00%	05/15/41	4.3%
FNMA TBA 15 YR	2.50%	10/18/31	4.2%
U.S. Treasury	1.375%	04/30/21	3.4%
FNMA AS4707	3.50%	04/01/45	3.4%

Description	Coupon	Maturity Date	Percent of Net Assets
FHLMC Q02664	4.50%	08/01/41	2.5%
FHLMC Q29056	4.00%	10/01/44	2.4%
FHLMC Q29260	4.00%	10/01/44	2.3%
GNMA II 005175	4.50%	09/20/41	2.1%
Total of Net Assets			48.5%

*The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund's portfolio to changes in interest rates.

** "Top 10 Holdings" excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Schedule of Investments

at September 30, 2016 (Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
U.S. Government Obligations 62.0%
U.S. Government Agency Obligations 40.2%
Federal Home Loan Mortgage Corporation 13.6%
Collateralized Mortgage Obligations:
FHR 3859 JB
5%, 05/15/41	1,977 M	$2,214,260
Mortgage-Backed Securities:
30-Year:
FHLMC G05624
4.5%, 09/01/39	807 M	891,734
FHLMC Q02664
4.5%, 08/01/41	1,185 M	1,298,335
FHLMC Q29260
4%, 10/01/44	1,095 M	1,174,831
FHLMC Q29056
4%, 10/01/44	1,141 M	1,224,740
FHLMC G08637
4%, 04/01/45	215 M	230,420
		4,820,060
Total Federal Home Loan Mortgage Corporation		7,034,320
Federal National Mortgage Association 24.4%
Mortgage-Backed Securities:
15-Year:
FNMA TBA 15 YR
2.5%, 10/18/31(a)	2,100 M	2,175,223

	Principal Amount (M=$1,000)	Value (Note 2)
30-Year:
FNMA 725423
5.5%, 05/01/34	660 M	$750,773
FNMA 725610
5.5%, 07/01/34	596 M	678,613
FNMA AD9193
5%, 09/01/40	613 M	681,886
FNMA AR9195
3%, 03/01/43	2,700 M	2,823,745
FNMA AT2016
3%, 04/01/43	751 M	782,194
FNMA AL5718
3.5%, 09/01/44	690 M	736,307
FNMA AS4707
3.5%, 04/01/45	1,630 M	1,741,796
FNMA AZ7347
3%, 11/01/45	261 M	271,310
FNMA POOL BC1158
3.5%, 02/01/46	932 M	983,266
FNMA POOL AS7234
3%, 05/01/46	966 M	1,005,458
		10,455,348
Total Federal National Mortgage Association		12,630,571
Government National Mortgage Corporation 2.2%
Mortgage-Backed Securities:
15-Year:
GNMA 679437X
6%, 11/15/22	39 M	38,943

	Principal Amount (M=$1,000)	Value (Note 2)
30-Year:
GNMA II 005175
4.5%, 09/20/41	977 M	$1,072,190
Total Government National Mortgage Corporation		1,111,133
Total U.S. Government Agency Obligations		20,776,024
U.S. Treasury Obligations 21.8%
U.S. Treasury Note
0.75%, 04/30/18	9,500 M	9,501,482
U.S. Treasury Bond
1.375%, 04/30/21	1,750 M	1,768,457
Total U.S. Treasury Obligations		11,269,939
Total U.S. Government Obligations (Cost $31,619,909)		32,045,963
Domestic Corporate Bonds 21.2%
Basic Industry 2.2%
BHP Billiton Finance USA Ltd.
5%, 09/30/43	485 M	574,738
Sherwin-Williams Co.
4.55%, 08/01/45	520 M	552,622
		1,127,360
Capital Goods 4.4%
3M Co.
5.7%, 03/15/37	410 M	563,877
Caterpillar, Inc.
3.803%, 08/15/42	550 M	569,288
General Electric Co.
4.5%, 03/11/44	485 M	559,772

 The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Bond Fund

(Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
United Technologies Corp.
4.15%, 05/15/45	510 M	$566,023
		2,258,960
Communications 2.1%
America Movil SAB de CV
6.125%, 03/30/40	455 M	549,524
Walt Disney Co.
4.125%, 06/01/44	500 M	565,619
		1,115,143
Consumer Cyclical 2.0%
General Motors Financial Co., Inc.
3.2%, 07/06/21	200 M	202,470
Home Depot, Inc.
4.25%, 04/01/46	100 M	115,792
Lowe's Cos, Inc.
3.7%, 04/15/46	165 M	169,720
Target Corp.
3.625%, 04/15/46	550 M	569,280
		1,057,262
Consumer Non-Cyclical 5.9%
Express Scripts Holding Co.
3.4%, 03/01/27	290 M	291,840
Gilead Sciences, Inc.
4.75%, 03/01/46	490 M	547,035
Medtronic, Inc.
4.625%, 03/15/45	475 M	559,430
Northwell Healthcare, Inc.
6.15%, 11/01/43	420 M	573,824
Partners Healthcare System, Inc.
4.117%, 07/01/55	500 M	555,449
Pfizer, Inc.
4.4%, 05/15/44	480 M	555,951
		3,083,529
Energy 1.1%
EOG Resources, Inc.
3.15%, 04/01/25	550 M	557,972
Financials 0.4%
Brookfield Asset Management, Inc.
4%, 01/15/25	186 M	190,765
Insurance 1.5%
Kemper Corp.
4.35%, 02/15/25	190 M	195,282
UnitedHealth Group, Inc.
4.75%, 07/15/45	470 M	565,081
		760,363
Real Estate 0.5%
Retail Opportunity Investments Partnership LP
5%, 12/15/23	250 M	267,059
Transportation 1.1%
Burlington Northern Santa Fe LLC
4.15%, 04/01/45	510 M	563,166
Total Domestic Corporate Bonds (Cost $10,663,128)		10,981,579

	Principal Amount (M=$1,000)	Value (Note 2)
Municipal Bonds 1.1%
South Carolina State Public Service Authority
6.454%, 01/01/50 (Cost $540,395)	385 M	$557,499

	Shares	Value (Note 2)
Institutional Money Market Funds 19.5%
State Street Institutional US Government Money Market Fund (Cost $10,103,855)	10,103,855	10,103,855
Total Investments 103.8% (Cost $52,927,287)†		53,688,896

Excess of Liabilities Over Other Assets (3.8)%		(1,975,777)

Net Assets 100.0%		$51,713,119

†	Cost for federal income tax purposes is $52,927,287. At September 30, 2016 unrealized appreciation for federal income tax purposes aggregated $761,609 of which $764,186 related to appreciated securities and $2,577 related to depreciated securities.

(a)	The actual mortgage-backed security that will be delivered is not designated until 48 hours prior to the established trade settlement date with the broker.

 The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Common Stock Fund

(Unaudited)

Fund Profile

at September 30, 2016

Top Sectors*

Sector	Percent of Net Assets
Information Technology	19.9%
Health Care	16.5%
Financials	16.0%
Consumer Staples	12.4%
Consumer Discretionary	12.4%

Sector	Percent of Net Assets
Energy	8.2%
Industrials	8.2%
Materials	1.9%
Telecommunication Services	1.8%
Real Estate	0.4%

Top 10 Holdings**

Description	Percent of Net Assets
Microsoft Corp.	3.3%
Visa, Inc.	2.6%
Apple, Inc.	2.6%
Cisco Systems, Inc.	2.3%
Texas Instruments, Inc.	2.2%
PepsiCo, Inc.	2.1%

Description	Percent of Net Assets
S&P Global, Inc.	2.1%
Procter & Gamble Co.	2.1%
Merck & Co., Inc.	2.1%
Unilever NV	2.1%
Total of Net Assets	23.5%

*"Top Sectors" includes Domestic Common Stocks, Foreign Stocks & ADRs and Real Estate Investment Trusts.

**"Top 10 Holdings" excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Schedule of Investments

at September 30, 2016 (Unaudited)

	Shares	Value (Note 2)
Domestic Common Stocks 94.2%
Consumer Discretionary 12.4%
Comcast Corp.	40,000	$2,653,600
Goodyear Tire & Rubber Co.	40,000	1,292,000
Home Depot, Inc.	10,000	1,286,800
Johnson Controls Int'l. plc	38,200	1,777,446
Lear Corp.	9,000	1,090,980
Marriott Int'l., Inc.	17,500	1,178,275
McDonald's Corp.	20,000	2,307,200
Omnicom Group, Inc.	17,500	1,487,500
Priceline Group, Inc.*	750	1,103,617
Time Warner, Inc.	25,000	1,990,250
TJX Cos., Inc.	35,000	2,617,300
		18,784,968
Consumer Staples 10.3%
CVS Health Corp.	20,000	1,779,800
Estee Lauder Cos, Inc.	25,000	2,214,000
Kraft Heinz Co.	20,000	1,790,200
McCormick & Co., Inc.	10,000	999,200
PepsiCo, Inc.	30,000	3,263,100
Philip Morris Int'l., Inc.	25,000	2,430,500
Procter & Gamble Co.	35,000	3,141,250
		15,618,050
Energy 8.2%
Chevron Corp.	15,000	1,543,800
EOG Resources, Inc.	24,000	2,321,040
ExxonMobil Corp.	35,000	3,054,800
Marathon Petroleum Corp.	35,000	1,420,650

	Shares	Value (Note 2)
Noble Energy, Inc.	45,000	$1,608,300
Schlumberger Ltd.	30,000	2,359,200
		12,307,790
Financials 16.0%
American Express Co.	30,000	1,921,200
Chubb Ltd.	15,000	1,884,750
CME Group, Inc.	25,000	2,613,000
Discover Financial Services	42,000	2,375,100
JPMorgan Chase & Co.	35,000	2,330,650
MetLife, Inc.	5,400	239,922
Morgan Stanley	75,000	2,404,500
PNC Financial Services Group, Inc.	20,000	1,801,800
S&P Global, Inc.	25,000	3,164,000
Signature Bank*	9,000	1,066,050
The Travelers Cos., Inc.	19,000	2,176,450
Wells Fargo & Co.	50,000	2,214,000
		24,191,422
Health Care 15.5%
Amgen, Inc.	16,500	2,752,365
Becton Dickinson & Co.	7,500	1,347,975
Biogen, Inc.*	4,000	1,252,120
Bristol-Myers Squibb Co.	40,000	2,156,800
Eli Lilly & Co.	20,000	1,605,200
Gilead Sciences, Inc.	20,000	1,582,400
Johnson & Johnson	10,000	1,181,300
Medtronic PLC(a)	35,000	3,024,000
Merck & Co., Inc.	50,000	3,120,500

	Shares	Value (Note 2)
Stryker Corp.	10,000	$1,164,100
UnitedHealth Group, Inc.	15,000	2,100,000
Zoetis, Inc.	40,000	2,080,400
		23,367,160
Industrials 8.2%
Boeing Co.	12,500	1,646,750
Canadian National Railway Co.	30,000	1,962,000
General Dynamics Corp.	15,000	2,327,400
Honeywell Int'l., Inc.	20,000	2,331,800
United Technologies Corp.	20,000	2,032,000
Verisk Analytics, Inc.*	26,000	2,113,280
		12,413,230
Information Technology 19.9%
Accenture PLC	25,000	3,054,250
Alphabet, Inc.*	3,509	2,727,511
ANSYS, Inc.*	10,000	926,100
Apple, Inc.	35,000	3,956,750
Check Point Software Technologies Ltd.*	15,000	1,164,150
Cisco Systems, Inc.	110,000	3,489,200
Cognizant Technology Solutions Corp.*	30,000	1,431,300
Microsoft Corp.	85,000	4,896,000
Synopsys, Inc.*	18,500	1,097,975
Texas Instruments, Inc.	48,000	3,368,640
Visa, Inc.	48,000	3,969,600
		30,081,476

 The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Common Stock Fund

(Unaudited)

	Shares	Value (Note 2)
Materials 1.9%
EI Du Pont de Nemours & Co.	15,000	$1,004,550
Praxair, Inc.	15,000	1,812,450
		2,817,000
Telecommunication Services 1.8%
Verizon Communications, Inc.	52,700	2,739,346
Total Domestic Common Stocks (Cost $72,142,618)		142,320,442
Foreign Stocks & ADR's 3.1%
Netherlands 2.1%
Unilever NV ADR	67,500	3,111,750
Switzerland 1.0%
Roche Holding AG ADR	50,000	1,551,250
Total Foreign Stocks & ADR's (Cost $4,494,150)		4,663,000
Real Estate Investment Trusts 0.4%
Real Estate 0.4%
Equinix, Inc. (Cost $563,140)	1,500	540,375
Institutional Money Market Funds 1.4%
State Street Institutional US Government Money Market Fund (Cost $2,127,914)	2,127,914	2,127,914
Total Investments 99.1% (Cost $79,327,822)†		149,651,731

Other Assets in Excess of Liabilities 0.9%		1,424,135

Net Assets 100.0%		$151,075,866

*	Non-income producing.

†	Cost for federal income tax purposes is $79,327,822. At September 30, 2016 unrealized appreciation for federal income tax purposes aggregated $70,323,909 of which $71,559,408 related to appreciated securities and $1,235,499 related to depreciated securities.

(a)	Return of capital paid during the fiscal period.

ADR	-	American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Small Company Fund

(Unaudited)

Fund Profile (Unaudited)

at September 30, 2016

Top Sectors*

Sector	Percent of Net Assets
Information Technology	27.9%
Health Care	22.7%
Consumer Discretionary	17.9%
Industrials	17.5%

Sector	Percent of Net Assets
Financials	8.7%
Energy	2.1%
Real Estate	1.7%
Materials	0.7%

Top 10 Holdings**

Description	Percent of Net Assets
TRI Pointe Group, Inc.	2.0%
Tower Semiconductor Ltd.	1.9%
Plantronics, Inc.	1.8%
Finisar Corp.	1.8%
ON Semiconductor Corp.	1.7%
Corporate Office Properties Trust	1.7%

Description	Percent of Net Assets
Glacier Bancorp, Inc.	1.7%
Globus Medical, Inc.	1.6%
Acxiom Corp.	1.6%
j2 Global, Inc.	1.6%
Total of Net Assets	17.4%

*"Top Sectors" includes Domestic Common Stocks, Foreign Stocks & ADRs and Real Estate Investment Trusts.

**"Top 10 Holdings" excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Schedule of Investments

at September 30, 2016 (Unaudited)

	Shares	Value (Note 2)
Domestic Common Stocks 96.1%
Consumer Discretionary 17.9%
American Eagle Outfitters, Inc.	37,100	$662,606
Ascena Retail Group, Inc.*	88,440	494,380
Bloomin' Brands, Inc.	52,910	912,168
BorgWarner, Inc.	16,210	570,268
Callaway Golf Co.	46,000	534,060
KB Home	43,200	696,384
LKQ Corp.*	13,420	475,873
MDC Partners, Inc.	54,914	588,678
Oxford Industries, Inc.	14,100	954,570
Penn National Gaming, Inc.*	62,380	846,497
Planet Fitness, Inc.*	24,700	495,729
Select Comfort Corp.*	33,970	733,752
Texas Roadhouse, Inc.	14,650	571,789
The Habit Restaurants, Inc.*	35,250	493,500
Tile Shop Holdings, Inc.*	40,700	673,585
TRI Pointe Group, Inc.*	98,480	1,297,966
Vitamin Shoppe, Inc.*	24,230	650,576
		11,652,381
Energy 2.1%
Carrizo Oil & Gas, Inc.*	20,800	844,896
Forum Energy Technologies, Inc.*	25,800	512,388
		1,357,284
Financials 8.7%
Endurance Specialty Holdings Ltd.	6,400	418,880

	Shares	Value (Note 2)
Evercore Partners, Inc.	13,670	$704,142
Glacier Bancorp, Inc.	37,700	1,075,204
PRA Group, Inc.*	28,950	999,933
Stifel Financial Corp.*	16,300	626,735
Webster Financial Corp.	26,300	999,663
Western Alliance Bancorp*	23,100	867,174
		5,691,731
Health Care 22.7%
Air Methods Corp.*	26,400	831,336
AngioDynamics, Inc.*	57,094	1,001,429
Bio-Rad Laboratories, Inc.*	4,459	730,429
Bio-Techne Corp.	8,320	911,040
Capital Senior Living Corp.*	51,600	866,880
DENTSPLY SIRONA, Inc.	7,620	452,856
Diplomat Pharmacy, Inc.*	16,300	456,563
Globus Medical, Inc.*	47,600	1,074,332
Haemonetics Corp.*	23,080	835,727
HealthSouth Corp.	23,500	953,395
Healthways, Inc.*	28,300	748,818
ICON PLC*	11,720	906,776
Magellan Health, Inc.*	15,531	834,481
MEDNAX, Inc.*	10,320	683,700
NuVasive, Inc.*	14,940	995,900
Omnicell, Inc.*	18,600	712,380
Owens & Minor, Inc.	17,300	600,829
Patterson Cos, Inc.	13,400	615,596
STERIS PLC	8,360	611,116
		14,823,583

	Shares	Value (Note 2)
Industrials 17.5%
Advisory Board Co.*	15,800	$706,892
Ametek, Inc.	7,020	335,416
Clarcor, Inc.	11,274	732,810
Crane Co.	11,700	737,217
Esterline Technologies Corp.*	11,360	863,814
Genesee & Wyoming, Inc.*	10,960	755,692
Healthcare Services Group, Inc.	17,500	692,650
Hub Group, Inc.*	15,970	650,937
Knight Transportation, Inc.	23,750	681,387
Masco Corp.	8,090	277,568
Mobile Mini, Inc.	22,501	679,530
MYR Group, Inc.*	25,360	763,336
Quanta Services, Inc.*	27,500	769,725
Regal Beloit Corp.	11,550	687,110
Ritchie Bros Auctioneers, Inc.	18,410	645,639
Stericycle, Inc.*	3,190	255,647
Toro Co.	8,400	393,456
Woodward, Inc.	12,300	768,504
		11,397,330
Information Technology 26.5%
Acxiom Corp.*	39,800	1,060,670
Aspen Technology, Inc.*	17,900	837,541
Blackhawk Network Holdings, Inc.*	13,400	404,278
Bottomline Technologies de, Inc.*	16,100	375,291

 The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Small Company Fund

(Unaudited)

	Shares	Value (Note 2)
Brocade Communications Systems, Inc.	77,400	$714,402
CommVault Systems, Inc.*	14,200	754,446
Dolby Laboratories, Inc.	13,630	739,973
Finisar Corp.*	39,700	1,183,060
GTT Communications, Inc.*	33,600	790,608
j2 Global, Inc.	15,200	1,012,472
Microsemi Corp.*	21,800	915,164
Nanometrics, Inc.*	16,100	359,674
NetScout Systems, Inc.*	31,500	921,375
Nuance Communications, Inc.*	65,410	948,445
ON Semiconductor Corp.*	91,960	1,132,947
Open Text Corp.	10,890	706,325
Plantronics, Inc.	23,000	1,195,080
Rudolph Technologies, Inc.*	35,700	633,318
Skyworks Solutions, Inc.	9,330	710,386
Tower Semiconductor Ltd.*	81,500	1,237,170
Xcerra Corp.*	111,200	673,872
		17,306,497
Materials 0.7%
Berry Plastics Group, Inc.*	10,100	442,885
Total Domestic Common Stocks (Cost $53,608,937)		62,671,691
Foreign Stocks & ADR's 1.4%
Israel 1.4%
NICE Systems Ltd. ADR (Cost $562,543)	13,520	905,029
Real Estate Investment Trusts 1.7%
Real Estate 1.7%
Corporate Office Properties Trust (a) (Cost $1,016,847)	39,200	1,111,320
Institutional Money Market Funds 1.0%
State Street Institutional US Government Money Market Fund (Cost $625,731)	625,731	625,731
Total Investments 100.2% (Cost $55,814,058)†		65,313,771

Excess of Liabilities Over Other Assets (0.2)%		(151,880)

Net Assets 100.0%		$65,161,891

*	Non-income producing.

†	Cost for federal income tax purposes is $55,814,058. At September 30, 2016 unrealized appreciation for federal income tax purposes aggregated $9,499,713 of which $12,158,519 related to appreciated securities and $2,658,806 related to depreciated securities.

(a)	Return of capital paid during the fiscal period.

ADR	-	American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

NOTE 1:

ORGANIZATION:

The Sentinel Variable Products Trust (the “Trust”) is an open-end investment company, registered under the Investment Company Act of 1940 as amended, which continuously offers its shares to separate accounts of insurance companies to serve as investment vehicles for variable life insurance policies and annuity contracts. The Trust consists of four separate and distinct funds: Sentinel Variable Products Balanced Fund, Sentinel Variable Products Bond Fund, Sentinel Variable Products Common Stock Fund and Sentinel Variable Products Small Company Fund, all of which are diversified. The four funds of the Trust are referred to hereinafter collectively as the “Funds”, and individually as a “Fund.”

NOTE 2:

SECURITY VALUATION:

Equity securities, including Exchange Traded Funds (“ETFs”), that are traded on a national or foreign securities exchange and over-the-counter (“OTC”) securities listed in the NASDAQ National Market System are valued at the last reported sales price or official closing price on the principal exchange on which they are traded on the date of determination as of the close of business of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, each day that the NYSE is open for business. Foreign equity securities traded on a foreign securities exchange are subject to fair value pricing when appropriate, using valuations provided by an independent pricing service. Securities for which no sale was reported on the valuation date are valued at the mean between the last reported bid and asked prices. OTC securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities with original maturities of greater than 60 days, including short-term securities with more than 60 days left to maturity, are valued on the basis of valuations provided by an independent pricing service. The bid price is generally used for valuation purposes. Fixed-income securities with maturities of less than 60 days remaining to maturity (including long-term and short-term fixed income securities with original maturities greater than 60 days) are valued at amortized cost, which approximates market value, and are reviewed to determine that no material variation exists between cost and market. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. Investments in mutual funds are valued at the net asset value per share on the day of valuation. Investments in exchange traded derivatives are valued at the settlement price determined by the relevant exchange. Investments in cleared or non-exchange traded derivatives are valued on the basis of prices supplied by an independent pricing service, if available, or quotes obtained from brokers and dealers. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s pricing time but after the close of the securities’ primary markets, including an unscheduled early closing of a primary exchange or when trading in a particular security is halted during the day and does not resume prior to the time a Fund’s net asset value is calculated, will be fair valued under procedures adopted by the Funds’ Board of Trustees (the “Board”). The Board has delegated this responsibility to the Sentinel Valuation Committee (the “Valuation Committee”), established by Sentinel Asset Management, Inc. (“SAMI”), a subsidiary of NLV Financial Corporation, and subject to its review and supervision. Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining a Fund’s net asset value.

The Funds may use one or more independent pricing services, as approved by the Board. Such independent pricing services shall provide their daily evaluations directly to the Funds’ custodian bank and fund accounting service provider, State Street Bank and Trust Company (“SSB”). Sentinel Administrative Services, Inc. (“SASI”), the Funds’ administrator and a subsidiary of SAMI, shall have an oversight role over the daily accounting process. Portfolio securities for which market quotations are readily available shall be valued at current market value; other securities and assets shall be valued at fair value as determined in good faith by SAMI, which may act through its Valuation Committee, subject to the overall oversight of the Board or its Audit Committee.

The Valuation Committee, SSB and SASI perform a series of activities to provide reasonable comfort over the accuracy of prices including: 1) periodic vendor due diligence meetings to review underlying methodologies, policies and procedures with respect to valuations, 2) daily monitoring of significant events that may impact markets and valuations, 3) daily comparisons of security valuations versus prior day valuations for all securities with additional follow-up procedures implemented for those that exceed established thresholds, and 4) daily reviews of stale valuations and manually priced securities which may be subjected to additional procedures at the discretion of the Valuation Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored by SAMI for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics.

FAIR VALUE MEASUREMENT:

In June 2013, FASB issued Accounting Standards Update (“ASU”) No. 2013-08 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. Under ASU 2013-08, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The guidance also requires an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management has evaluated the implications of ASU 2013-08 and included disclosures, where applicable.

In response to FASB’s issuance of ASU 2011-4, which contains amendments designed to improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with GAAP and International Financial Reporting Standards, management has evaluated the implications of these amendments on the financial statements and included disclosures, where applicable, to address the following concerns:

(1) Information about transfers between Level 1 and Level 2 of the fair value hierarchy.

(2) Information about the sensitivity of a fair value measurement categorized within Level 3 of the fair value hierarchy to changes in unobservable inputs and any interrelationships between those unobservable inputs.

(3) The categorization by level of the fair value hierarchy for items that are not measured at fair value in the statement of financial position, but for which the fair value of such items is required to be disclosed.

In accordance with GAAP regarding fair value measurements, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

•	Level 1 – Quoted prices (unadjusted) in active markets for identical assets at the time of the NYSE close (normally 4:00 PM Eastern). Includes most domestic equities, American Depository Receipts (“ADRs”), domestic ETFs, Standard & Poor’s Depository Receipts and exchange traded derivatives that rely on unadjusted or official closing prices based on actual trading activity which coincides with the close of the NYSE.

•	Level 2 – Other significant observable inputs (evaluated prices factoring in observable inputs using some type of model, matrix or other calculation methodology which takes into consideration factors such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Includes most long-term and short-term fixed income investments, most foreign equities trading on foreign exchanges, foreign ETFs, forward foreign currency contracts, cleared derivatives, non-exchange traded derivatives and OTC securities (including some ADRs) not listed on the NASDAQ National Market System that rely on a mean price which falls between the last bid and asked quotes coinciding with the close of the NYSE. Investments in other Registered Investment Companies (RICs) that rely on calculated Net Asset Values (NAV’s) would also generally be considered Level 2.

•	Level 3 – Significant unobservable inputs (including non-binding broker quotes or the Valuation Committee’s own assumptions in determining the fair value of investments).

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided would be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments would be classified as Level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are normally valued using amortized cost, which approximates the current fair value of a security, but since this value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Trust believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date. Effective March 30, 2016, one significant change to the valuation techniques was a move from mean to bid pricing with respect to fixed-income securities with maturities of greater than 60 days. In addition, the Valuation Committee considers factors such as few recent transactions, inconsistent price quotes and wider bid-ask spreads when determining if transactions are not orderly for fair valuation purposes.

The fair value measurements as of September 30, 2016 were as follows:

SVP Fund / Category	Quoted Prices (Unadjusted) in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities - Assets:
Balanced:
Agency Mortgage-Backed Securities	$–	$3,645,723	$–	$3,645,723
Domestic Common Stocks	9,415,376	–	–	9,415,376
Foreign Stocks & ADRs:
Netherlands	230,500	–	–	230,500
Switzerland	–	62,050	–	62,050
Institutional Money Market Funds	–	1,861,275	–	1,861,275
Real Estate Investment Trusts	36,025	–	–	36,025
Totals	$9,681,901	$5,569,048	$–	$15,250,949

SVP Fund / Category	Quoted Prices (Unadjusted) in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Bond:
Agency Collateralized Mortgage Obligations	$–	$2,214,260	$–	$2,214,260
Agency Mortgage-Backed Securities	–	18,561,764	–	18,561,764
Domestic Corporate Bonds	–	10,981,579	–	10,981,579
Institutional Money Market Funds	–	10,103,855	–	10,103,855
Municipal Bonds	–	557,499	–	557,499
U.S. Treasury Obligations	–	11,269,939	–	11,269,939
Totals	$–	$53,688,896	$–	$53,688,896

Common Stock:
Domestic Common Stocks	$140,320,442	$–	$–	$140,320,442
Foreign Stocks & ADRs:
Netherlands	3,111,750	–	–	3,111,750
Switzerland	–	1,551,250	–	1,551,250
Institutional Money Market Funds	–	2,127,914	–	2,127,914
Real Estate Investment Trusts	540,375	–	–	540,375
Totals	$143,972,567	$3,679,164	$–	$147,651,731

Small Company:
Domestic Common Stocks	$62,671,691	$–	$–	$62,671,691
Foreign Stocks & ADRs	905,029	–	–	905,029
Institutional Money Market Funds	–	625,731	–	625,731
Real Estate Investment Trusts	1,111,320	–	–	1,111,320
Totals	$64,688,040	$625,731	$–	$65,313,771

Investments in Securities - Liabilities:

None.

Please refer to each Fund’s Schedule of Investments for more detailed information on specific securities, including industry classifications.

There was no reportable Fair Value Level 3 activity for the fiscal nine months ended September 30, 2016.

There were no reportable transfers between Level 1, Level 2 and Level 3 investments for the fiscal nine months ended September 30, 2016.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President and Chief Executive Officer and Vice President & Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sentinel Variable Products Trust

By	/s/ Philip G. Partridge, Jr.
Philip G. Partridge, Jr.
Vice President & Treasurer
Date: November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Thomas H. Brownell
Thomas H. Brownell
President
Date: November 28, 2016

By	/s/ Philip G. Partridge, Jr.
Philip G. Partridge, Jr.
Vice President & Treasurer
Date: November 28, 2016